Risk Management - Schedule of Concentration of Credit Risk by Industry (Detail) - CLP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	$ 14,366,900	$ 13,716,546
Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum net exposure	2,669,763	2,513,306
Credit Risk [Member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	21,482,490	20,382,605
Maximum net exposure	20,714,370	19,764,078
Credit Risk [Member] | Commercial loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	14,366,900	13,716,546
Maximum net exposure	$ 13,882,193	$ 13,269,632
Maximum net exposure percent	100.00%	100.00%
Credit Risk [Member] | Commercial loans [member] | Manufacturing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 1,097,211	$ 1,040,491
Maximum net exposure	$ 994,246	$ 960,774
Maximum net exposure percent	7.64%	7.24%
Credit Risk [Member] | Commercial loans [member] | Mining [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 677,777	$ 644,061
Maximum net exposure	$ 675,973	$ 419,582
Maximum net exposure percent	4.72%	3.16%
Credit Risk [Member] | Commercial loans [member] | Electricity, gas and water [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 957,373	$ 936,483
Maximum net exposure	$ 769,643	$ 466,008
Maximum net exposure percent	6.66%	3.51%
Credit Risk [Member] | Commercial loans [member] | Agriculture and livestock [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 346,369	$ 415,930
Maximum net exposure	$ 341,018	$ 289,826
Maximum net exposure percent	2.41%	2.18%
Credit Risk [Member] | Commercial loans [member] | Forestry and wood extraction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 29,683	$ 38,807
Maximum net exposure	$ 24,362	$ 32,165
Maximum net exposure percent	0.21%	0.24%
Credit Risk [Member] | Commercial loans [member] | Fishing [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 3,475	$ 13,912
Maximum net exposure	$ 2,621	$ 8,688
Maximum net exposure percent	0.02%	0.07%
Credit Risk [Member] | Commercial loans [member] | Transport [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 700,401	$ 668,477
Maximum net exposure	$ 602,973	$ 450,949
Maximum net exposure percent	4.88%	3.40%
Credit Risk [Member] | Commercial loans [member] | Communications [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 86,077	$ 94,439
Maximum net exposure	$ 84,135	$ 28,201
Maximum net exposure percent	0.60%	0.21%
Credit Risk [Member] | Commercial loans [member] | Construction [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 1,746,626	$ 1,638,120
Maximum net exposure	$ 1,729,426	$ 1,357,343
Maximum net exposure percent	12.16%	10.23%
Credit Risk [Member] | Commercial loans [member] | Commerce [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 1,620,108	$ 1,712,850
Maximum net exposure	$ 1,599,435	$ 998,567
Maximum net exposure percent	11.27%	7.53%
Credit Risk [Member] | Commercial loans [member] | Services [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 3,872,060	$ 3,780,733
Maximum net exposure	$ 3,869,613	$ 2,578,863
Maximum net exposure percent	26.95%	19.43%
Credit Risk [Member] | Commercial loans [member] | Others [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 3,229,740	$ 2,732,243
Maximum net exposure	$ 3,188,748	$ 5,678,666
Maximum net exposure percent	22.48%	42.79%
Credit Risk [Member] | Consumer loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	$ 4,445,827	$ 2,513,306
Maximum net exposure	4,379,710	2,376,712
Credit Risk [Member] | Mortgages loans [member]
Disclosure of credit risk exposure [line items]
Maximum gross exposure	2,669,763	4,152,753
Maximum net exposure	$ 2,452,467	$ 4,117,734